Debt - Additional Information (Detail) $ in Millions		12 Months Ended
	May 18, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€)
Debt Instrument [Line Items]
Short term borrowings		$ 8	$ 0
Line of credit facility, expiration period		364 days
Line of credit facility, maturity date	Jun. 24, 2026
Interest paid in cash		$ 128	122
Current Borrowing Capacity		750
One Point Nine Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €				€ 550,000,000
Asian Tranche [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 150
Mexican Tranche [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	150
One Point Five Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €				600,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	2,700
Maximum borrowing capacity, Prior to amendment	$ 2,750
Gross amount outstanding under the credit facility		0
Line of credit facility, maturity date	Jun. 24, 2027
Line of credit facility, outstanding amount		$ 1	6
Amended Syndicated Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maturity date		Jun. 24, 2023
Current Borrowing Capacity		$ 800
U.S. Commercial Paper Notes [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		1,000
Short term borrowings		$ 0	$ 0
Euro-Commercial Paper Notes [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity | €				€ 500,000,000